Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Long-term Investments
Investments in equity method investees	¥ 3,776,245		¥ 1,621,327
Equity investments with readily determinable fair values	5,886,911		3,743,590
Equity investments without readily determinable fair values	8,802,976		6,333,746
Investments accounted for at fair values	194,280
Debt investments	144,490		12,596
Total	¥ 18,804,902	$ 2,950,899	¥ 11,711,259